Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 32,176,498	$ 30,052,812
Nominal contract amount of hedging instruments	532,346	488,270
Trading Assets	$ 328,804	$ 373,855
Fair value of hedging assets	6,179	7,528
Fair value of derivative assets	237,740	268,637
Fair value of trading liabilities	329,870	372,189
Fair value of hedging liabilities	5,227	5,005
Fair value of derivative liabilities	237,854	264,448
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	1,942	3,054
Fair value of derivative liabilities	3,451	5,340
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 13,639,520	$ 11,706,591
Nominal contract amount of hedging instruments	108,585	82,161
Trading Assets	$ 111,012	$ 142,055
Fair value of hedging assets	1,233	2,738
Fair value of trading liabilities	110,786	133,910
Fair value of hedging liabilities	662	75
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,272,408	$ 17,316,173
Nominal contract amount of hedging instruments	423,761	406,109
Trading Assets	$ 190,296	$ 209,794
Fair value of hedging assets	4,946	4,790
Fair value of trading liabilities	182,569	212,980
Fair value of hedging liabilities	$ 4,565	$ 4,930
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	233,741	190,332
Fair value of hedging assets	$ 3,851	$ 4,180
Fair value of hedging liabilities	4,283	4,411
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 69,964	$ 81,972
Nominal contract amount of hedging instruments	92,281	90,074
Trading Assets	$ 1,371	$ 2,340
Fair value of hedging assets	571	714
Fair value of derivative assets	1,942	3,054
Fair value of trading liabilities	1,299	1,502
Fair value of hedging liabilities	2,152	3,838
Fair value of derivative liabilities	3,451	5,340
Fair value hedges | Foreign exchange | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 48,660	$ 51,437
Nominal contract amount of hedging instruments	681	0
Trading Assets	$ 570	$ 796
Fair value of hedging assets	10	0
Fair value of derivative assets	580	796
Fair value of trading liabilities	941	1,015
Fair value of hedging liabilities	0	0
Fair value of derivative liabilities	941	1,015
Fair value hedges | Interest rate | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 21,304	$ 30,535
Nominal contract amount of hedging instruments	91,600	90,074
Trading Assets	$ 801	$ 1,544
Fair value of hedging assets	561	714
Fair value of derivative assets	1,362	2,258
Fair value of trading liabilities	358	487
Fair value of hedging liabilities	2,152	3,838
Fair value of derivative liabilities	$ 2,510	$ 4,325